Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements Under Banking Regulations
The following table presents the risk-based and leverage capital amounts and ratios for the Company and the Bank:

	Actual			For Capital Adequacy Purposes				To Be Well-Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio		Amount		Ratio		Amount		Ratio
Company as of December 31, 2014
Risk-based capital ratios:
Total capital	$294,396	13.42%	≥	$175,503	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	269,397	12.28	≥	87,752	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	269,397	9.00	≥	119,668	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2014
Risk-based capital ratios:
Total capital	$276,358	12.60%	≥	$175,502	≥	8.0%	≥	$219,377	≥	10.0%
Tier 1 capital	251,360	11.46	≥	87,751	≥	4.0	≥	131,626	≥	6.0
Leverage ratio	251,360	8.40	≥	119,667	≥	4.0	≥	149,583	≥	5.0
Company as of December 31, 2013
Risk-based capital ratios:
Total capital	$284,808	14.59%	≥	$156,168	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	261,697	13.41	≥	78,084	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	261,697	9.39	≥	111,482	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2013
Risk-based capital ratios:
Total capital	$274,954	14.09%	≥	$156,101	≥	8.0%	≥	$195,126	≥	10.0%
Tier 1 capital	251,844	12.91	≥	78,050	≥	4.0	≥	117,076	≥	6.0
Leverage ratio	251,844	9.04	≥	111,448	≥	4.0	≥	139,310	≥	5.0